Non-cash items (Tables)	6 Months Ended
Feb. 28, 2022
Non-cash Items
Schedule of Non-cash items

	Three months ended February 28, 2022	Three months ended February 28, 2021	Six months ended February 28, 2022	Six months ended February 28, 2021
Depreciation	$(54)	$(68)	$(135)	$(124)
(Loss) gain on derivative warrant liabilities	(145)	2,771	63	3,007
Change in fair value of convertible debentures	-	(236)	-	(904)
Share based payments	(533)	-	(1,513)	-
Accretion on asset retirement obligation	(54)	(35)	(88)	(69)
Foreign exchange	-	13	-	-
Forgiveness of interest	-	-	-	34
Total Non-cash items	$(786)	$2,445	$(1,673)	$1,944